INCOME TAXES (Schedule of Loss before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Domestic (Israel)	$ 20,410	$ 11,138	$ 13,859
Foreign	(637)	(404)	(276)
Loss (income) before taxes	$ 19,773	$ 10,734	$ 13,583